Derivatives and hedging activities (Details 2) (CHF) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	929.1	681.8
Negative replacement value (NRV)	936.1	691.2
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(836.4)	(602.9)
Negative replacement value (NRV)	(836.4)	(602.9)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(36.5)	(28.5)
Negative replacement value (NRV)	(37.6)	(29.2)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	56.2	50.4
Negative replacement value (NRV)	62.1	59.1
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	52.5	47.7
Negative replacement value (NRV)	60.1	57.9
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.7	2.7
Negative replacement value (NRV)	2.0	1.2